STRIVE EMERGING MARKETS EX-CHINA ETF
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

COMMON STOCKS - 97.5%	Shares	Value
Brazil - 4.3%
Ambev SA	95,144	$226,087
B3 SA - Brasil Bolsa Balcao	122,922	262,583
Banco BTG Pactual SA	29,406	174,587
Banco do Brasil SA	46,898	231,924
Banco Santander Brasil SA	84,391	395,598
Centrais Eletricas Brasileiras SA	26,465	188,895
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	10,227	183,089
Embraer SA (a)	15,710	181,259
Equatorial Energia SA	24,029	134,326
Petroleo Brasileiro SA	83,276	597,742
PRIO SA (a)	17,402	121,829
Rede D'Or Sao Luiz SA (b)	23,906	118,138
Suzano SA	16,088	149,788
Vale SA	65,159	649,940
WEG SA	44,271	351,285
		3,967,070

Greece - 0.2%
National Bank of Greece SA	18,683	190,909

Hungary - 0.6%
MOL Hungarian Oil & Gas PLC	17,329	136,309
OTP Bank Nyrt	5,723	384,103
		520,412

India - 31.1%(c)
Adani Enterprises Ltd.	6,236	168,959
Adani Ports & Special Economic Zone Ltd.	17,212	238,216
Adani Power Ltd. (a)	28,440	169,464
Apollo Hospitals Enterprise Ltd.	2,072	160,388
Asian Paints Ltd.	10,010	274,122
Avenue Supermarts Ltd. (a)(b)	5,397	257,826
Axis Bank Ltd.	62,693	808,303
Bajaj Auto Ltd.	2,494	229,897
Bajaj Finance Ltd.	5,439	569,249
Bajaj Finserv Ltd.	11,375	267,146
Bajaj Holdings & Investment Ltd.	978	142,720
Bharat Electronics Ltd.	78,667	277,328
Bharat Petroleum Corp. Ltd.	44,363	144,535
Bharti Airtel Ltd.	51,629	1,047,047
Britannia Industries Ltd.	2,230	128,805
Cholamandalam Investment and Finance Co. Ltd.	9,383	166,857
Cipla Ltd.	12,661	213,632

STRIVE EMERGING MARKETS EX-CHINA ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2025 (Unaudited)

COMMON STOCKS - 97.5% (CONTINUED)	Shares	Value
India - 31.1%© (Continued)
Coal India Ltd.	37,568	$175,022
Divi's Laboratories Ltd.	2,329	157,372
Dr Reddy's Laboratories Ltd.	11,917	159,530
Eicher Motors Ltd.	2,919	182,631
Grasim Industries Ltd.	7,735	236,301
HCL Technologies Ltd.	20,772	387,018
HDFC Bank Ltd.	156,366	3,344,565
HDFC Life Insurance Co. Ltd. (b)	21,313	170,983
Hindalco Industries Ltd.	29,373	234,527
Hindustan Aeronautics Ltd.	3,891	190,172
Hindustan Unilever Ltd.	17,333	458,073
ICICI Bank Ltd.	145,126	2,289,399
Indian Hotels Co. Ltd.	18,722	172,506
Info Edge India Ltd.	1,639	137,709
Infosys Ltd.	68,625	1,261,059
InterGlobe Aviation Ltd. (a)(b)	3,879	232,150
ITC Ltd.	154,149	738,981
Jio Financial Services Ltd. (a)	65,477	174,286
JSW Steel Ltd.	18,881	234,862
Kotak Mahindra Bank Ltd.	29,448	748,048
Larsen & Toubro Ltd.	21,564	881,078
Lupin Ltd.	5,180	122,902
Mahindra & Mahindra Ltd.	18,880	588,848
Maruti Suzuki India Ltd.	2,709	365,188
Max Healthcare Institute Ltd.	15,005	192,573
Nestle India Ltd.	7,463	196,523
NTPC Ltd.	92,745	388,027
Oil & Natural Gas Corp. Ltd.	61,437	177,096
PB Fintech Ltd. (a)	7,504	139,571
Persistent Systems Ltd.	2,175	140,307
Power Finance Corp. Ltd.	30,649	148,543
Power Grid Corp. of India Ltd.	96,998	329,502
REC Ltd.	24,733	124,197
Reliance Industries Ltd.	132,173	1,971,790
SBI Life Insurance Co. Ltd. (b)	8,729	158,076
Shree Cement Ltd.	592	211,270
Shriram Finance Ltd.	29,552	226,811
State Bank of India	68,921	622,101
Sun Pharmaceutical Industries Ltd.	22,824	463,223
Suzlon Energy Ltd. (a)	249,861	165,634
Tata Consultancy Services Ltd.	19,001	801,667
Tata Consumer Products Ltd.	13,010	152,502
Tata Motors Ltd.	44,399	350,345

STRIVE EMERGING MARKETS EX-CHINA ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2025 (Unaudited)

COMMON STOCKS - 97.5% (CONTINUED)	Shares	Value
India - 31.1%© (Continued)
Tata Power Co. Ltd.	33,429	$146,822
Tata Steel Ltd.	168,225	303,572
Tech Mahindra Ltd.	11,492	190,687
Titan Co. Ltd.	8,028	287,725
Trent Ltd.	4,559	284,037
TVS Motor Co. Ltd.	5,303	150,136
UltraTech Cement Ltd.	2,437	328,161
Varun Beverages Ltd.	29,107	183,774
Vedanta Ltd.	30,457	165,126
Wipro Ltd.	60,372	185,236
Zomato Ltd. (a)	158,277	373,506
		28,466,244

Indonesia - 2.0%
Amman Mineral Internasional PT (a)	283,760	92,102
Bank Central Asia Tbk PT	1,176,628	603,945
Bank Mandiri Persero Tbk PT	818,465	257,006
Bank Rakyat Indonesia Persero Tbk PT	1,579,804	386,365
Barito Renewables Energy Tbk PT	352,170	116,965
Chandra Asri Pacific Tbk PT	480,144	208,758
Telkom Indonesia Persero Tbk PT	1,046,878	152,354
		1,817,495

Kuwait - 1.4%
Kuwait Finance House KSCP	250,611	645,925
National Bank of Kuwait SAKP	175,669	596,859
		1,242,784

Malaysia - 1.2%
CIMB Group Holdings Bhd	157,230	248,025
Malayan Banking Bhd	144,225	328,914
Public Bank Bhd	298,841	297,662
Tenaga Nasional Bhd	70,113	211,406
		1,086,007

Mexico - 3.1%
America Movil SAB de CV (a)	622,908	443,793
Cemex SAB de CV	324,344	182,106
Fomento Economico Mexicano SAB de CV	47,062	458,029
Grupo Aeroportuario del Pacifico SAB de CV - Class B	8,464	156,360
Grupo Comercial Chedraui SAB de CV	21,810	122,561
Grupo Financiero Banorte SAB de CV	64,143	445,329
Grupo Mexico SAB de CV - Class B	140,887	703,867

STRIVE EMERGING MARKETS EX-CHINA ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2025 (Unaudited)

COMMON STOCKS - 97.5% (CONTINUED)	Shares	Value
Mexico - 3.1% (Continued)
Wal-Mart de Mexico SAB de CV	114,555	$316,664
		2,828,709

Peru - 0.2%
Credicorp Ltd.	1,171	217,993

Philippines - 0.3%
International Container Terminal Services, Inc.	23,167	143,718
SM Investments Corp.	12,735	175,364
		319,082

Poland - 1.4%
Allegro.eu SA (a)(b)	23,894	192,860
Bank Polska Kasa Opieki SA	4,762	216,159
Dino Polska SA (a)(b)	1,088	126,810
ORLEN SA	13,087	229,983
Powszechna Kasa Oszczednosci Bank Polski SA	18,906	367,097
Powszechny Zaklad Ubezpieczen SA	12,774	184,705
		1,317,614

Qatar - 0.9%
Industries Qatar QSC	41,473	146,824
Qatar Islamic Bank QPSC	40,428	228,400
Qatar National Bank QPSC	99,959	442,005
		817,229

Saudi Arabia - 8.7%
ACWA Power Co.	4,869	445,480
Al Rajhi Bank	87,915	2,390,587
Alinma Bank	50,469	413,052
Almarai Co. JSC	16,745	248,200
Banque Saudi Fransi	39,946	198,074
Dr Sulaiman Al Habib Medical Services Group Co.	2,323	172,533
Elm Co.	580	149,983
Etihad Etisalat Co.	12,458	202,591
Riyad Bank	39,772	349,361
SABIC Agri-Nutrients Co.	5,333	150,702
Saudi Arabian Mining Co. (a)	29,604	365,403
Saudi Arabian Oil Co. (b)	136,877	976,103
Saudi Awwal Bank	22,427	224,204
Saudi Basic Industries Corp.	20,192	342,894
Saudi National Bank	83,912	801,963

STRIVE EMERGING MARKETS EX-CHINA ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2025 (Unaudited)

COMMON STOCKS - 97.5% (CONTINUED)	Shares	Value
Saudi Arabia - 8.7% (Continued)
Saudi Telecom Co.	42,677	$515,956
		7,947,086

South Africa - 3.9%
Absa Group Ltd.	17,072	164,798
Bid Corp. Ltd.	6,781	162,526
Capitec Bank Holdings Ltd.	1,820	307,981
Discovery Ltd.	12,014	130,722
FirstRand Ltd.	113,240	443,696
Gold Fields Ltd.	19,080	421,893
Impala Platinum Holdings Ltd. (a)	20,075	137,870
MTN Group Ltd.	37,618	252,832
Naspers Ltd.	3,613	890,294
Sanlam Ltd.	35,523	160,323
Shoprite Holdings Ltd.	10,987	163,418
Standard Bank Group Ltd.	28,014	365,794
		3,602,147

South Korea - 12.6%
Alteogen, Inc. (a)	840	203,083
Celltrion, Inc.	2,955	339,102
Doosan Enerbility Co. Ltd. (a)	9,362	149,093
Hana Financial Group, Inc.	5,676	229,738
Hanwha Aerospace Co. Ltd.	604	257,187
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	946	129,132
HLB, Inc. (a)	2,643	98,899
HMM Co. Ltd.	9,598	127,495
Hyundai Mobis Co. Ltd.	1,159	205,039
Hyundai Motor Co.	2,686	359,714
Kakao Corp.	6,273	166,570
KB Financial Group, Inc.	7,381	395,993
Kia Corp.	4,721	295,924
Korea Zinc Co. Ltd.	219	115,709
Krafton, Inc. (a)	564	128,121
KT&G Corp.	1,902	130,589
LG Chem Ltd.	932	155,070
LG Electronics, Inc.	1,951	102,287
LG Energy Solution Ltd. (a)	593	134,709
Meritz Financial Group, Inc.	1,487	123,201
NAVER Corp.	2,903	376,552
POSCO Holdings, Inc.	1,494	282,566
Samsung Biologics Co. Ltd. (a)(b)	298	205,210
Samsung C&T Corp.	1,523	120,909

STRIVE EMERGING MARKETS EX-CHINA ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2025 (Unaudited)

COMMON STOCKS - 97.5% (CONTINUED)	Shares	Value
South Korea - 12.6% (Continued)
Samsung Electronics Co. Ltd.	110,882	$4,352,448
Samsung Fire & Marine Insurance Co. Ltd.	662	160,723
Samsung Heavy Industries Co. Ltd. (a)	13,975	127,934
Samsung SDI Co. Ltd.	1,047	134,030
Shinhan Financial Group Co. Ltd.	9,402	300,417
SK Hynix, Inc.	10,893	1,410,727
SK Innovation Co. Ltd.	1,288	98,317
SK Square Co. Ltd. (a)	1,785	113,222
		11,529,710

Taiwan - 20.7%
Accton Technology Corp.	9,356	162,309
Advantech Co. Ltd.	8,641	97,594
Alchip Technologies Ltd.	1,365	112,645
ASE Technology Holding Co. Ltd.	61,386	264,384
Asustek Computer, Inc.	12,710	233,127
Cathay Financial Holding Co. Ltd.	166,940	307,710
Chailease Holding Co. Ltd.	28,828	100,717
China Steel Corp.	218,841	147,641
Chunghwa Telecom Co. Ltd.	79,986	309,561
CTBC Financial Holding Co. Ltd.	322,817	383,559
Delta Electronics, Inc.	33,639	364,733
E Ink Holdings, Inc.	14,530	115,969
E.Sun Financial Holding Co. Ltd.	266,281	230,572
eMemory Technology, Inc.	1,317	90,239
Eva Airways Corp.	77,341	94,456
Evergreen Marine Corp. Taiwan Ltd.	33,147	220,131
Far EasTone Telecommunications Co. Ltd.	40,401	111,946
Formosa Plastics Corp.	88,929	98,029
Fubon Financial Holding Co. Ltd.	143,465	368,574
Hon Hai Precision Industry Co. Ltd.	221,796	975,294
Hua Nan Financial Holdings Co. Ltd.	180,633	151,242
International Games System Co. Ltd.	4,830	112,304
KGI Financial Holding Co. Ltd.	308,757	159,481
Largan Precision Co. Ltd.	1,480	104,974
Lite-On Technology Corp.	41,100	112,521
MediaTek, Inc.	26,099	1,092,617
Mega Financial Holding Co. Ltd.	217,423	261,281
Novatek Microelectronics Corp.	10,489	172,171
Pegatron Corp.	32,686	82,595
Quanta Computer, Inc.	50,678	342,661
Realtek Semiconductor Corp.	8,985	141,530
Shin Kong Financial Holding Co. Ltd. (a)	289,437	106,351

STRIVE EMERGING MARKETS EX-CHINA ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2025 (Unaudited)

COMMON STOCKS - 97.5% (CONTINUED)	Shares	Value
Taiwan - 20.7% (Continued)
Taiwan Mobile Co. Ltd.	46,883	$164,502
Taiwan Semiconductor Manufacturing Co. Ltd.	358,404	9,822,984
TCC Group Holdings Co. Ltd.	131,217	126,662
Uni-President Enterprises Corp.	85,867	208,186
United Microelectronics Corp.	215,778	290,174
Wistron Corp.	51,278	147,181
Wiwynn Corp.	1,787	87,998
Yageo Corp.	7,350	106,478
Yang Ming Marine Transport Corp.	42,886	96,099
Yuanta Financial Holding Co. Ltd.	232,623	234,357
		18,913,539

Thailand - 1.8%
Advanced Info Service PCL	22,932	185,889
Bangkok Dusit Medical Services PCL	236,892	152,225
CP ALL PCL	128,418	187,375
Delta Electronics Thailand PCL	101,379	196,483
Gulf Energy Development PCL(d)	129,868	190,448
Kasikornbank PCL	49,660	236,407
PTT PCL	295,254	278,500
SCB X PCL	54,017	195,846
		1,623,173

Turkey - 0.3%
BIM Birlesik Magazalar AS	9,708	117,233
Turk Hava Yollari AO (a)	15,976	130,932
		248,165

United Arab Emirates - 2.2%
Abu Dhabi Islamic Bank PJSC	47,642	208,053
Aldar Properties PJSC	82,490	189,101
Dubai Electricity & Water Authority PJSC	201,507	135,508
Dubai Islamic Bank PJSC	117,215	228,813
Emaar Properties PJSC	154,324	560,911
Emirates NBD Bank PJSC	55,237	303,781
Emirates Telecommunications Group Co. PJSC	78,176	359,699
		1,985,866

United Kingdom - 0.4%
Anglogold Ashanti PLC	10,741	402,352

STRIVE EMERGING MARKETS EX-CHINA ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2025 (Unaudited)

COMMON STOCKS - 97.5% (CONTINUED)	Shares	Value
United States - 0.2%
Southern Copper Corp.	1,987	$185,743
TOTAL COMMON STOCKS (Cost $81,026,858)		89,229,329

PREFERRED STOCKS - 2.7%
Brazil - 1.9%
Banco Bradesco SA	115,807	256,517
Itau Unibanco Holding SA	118,337	651,569
Itausa SA	128,258	212,398
Klabin SA	3	2
Petroleo Brasileiro SA	99,694	650,423
		1,770,909

Chile - 0.1%
Sociedad Quimica y Minera de Chile SA	3,254	129,538

South Korea - 0.7%
Samsung Electronics Co. Ltd.	18,472	592,107
TOTAL PREFERRED STOCKS (Cost $2,861,160)		2,492,554

RIGHTS - 0.0%(e)
Brazil - 0.0%(e)
Itausa SA, Expires 04/14/2025, Exercise Price $6.70 (a)	1,682	849
TOTAL RIGHTS (Cost $917)		849

SHORT-TERM INVESTMENTS - 0.1%
Money Market Funds - 0.1%
First American Government Obligations Fund - Class X, 4.27% (f)	66,728	66,728
TOTAL SHORT-TERM INVESTMENTS (Cost $66,728)		66,728

TOTAL INVESTMENTS - 100.3% (Cost $83,955,663)		$91,789,460
Liabilities in Excess of Other Assets - (0.3)%		(265,095)
TOTAL NET ASSETS - 100.0%		$91,524,365

Percentages are stated as a percent of net assets.

AS - Aksjeselskap
PCL - Public Company Limited
PJSC - Public Joint Stock Company
PLC - Public Limited Company
SA - Sociedad Anónima
SAB de CV - Sociedad Anónima Bursátil de Capital Variable

STRIVE EMERGING MARKETS EX-CHINA ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2025 (Unaudited)

(a)	Non-income producing security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2025, the value of these securities total $2,438,156 or 2.7% of the Fund’s net assets.

(c)
To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting the country or region.

(d)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $190,448 or 0.2% of net assets of March 31, 2025.

(e)	Represents less than 0.05% of net assets.
(f)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.

STRIVE EMERGING MARKETS EX-CHINA ETF

Summary of Fair Value Disclosure as of March 31, 2025 (Unaudited)

Strive Emerging Markets Ex-China ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2025:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3		TOTAL
Assets
Common Stocks	$89,038,881	$—	$190,448	*	$89,229,329
Preferred Stocks	2,492,554	—	—		2,492,554
Rights	849	—	—		849
Money Market Funds	66,728	—	—		66,728
Total Investments in Securities	$91,599,012	$—	$190,448	*	$91,789,460
Refer to the Schedule of Investments for further disaggregation of investment categories.
* Management has decided that the amount of Level 3 securities compared to total net assets is not material to the Fund; therefore, the roll forward of Level 3 securities and assumptions are not shown for the current fiscal period.